Additional financial information - Operating activities and investing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net change in non-cash operating working capital
Accounts receivable	$ (26)	$ (124)	$ (30)
Due to and from affiliated companies, net	17	36	(13)
Prepaid expenses	6	(13)	8
Other long-term assets	6	1	(4)
Accounts payable and accrued liabilities	(27)	56	42
Income and other taxes receivable and payable, net	(1)	(10)	(7)
Other long-term liabilities	(1)	(15)	5
Net change in non-cash operating working capital	(26)	(69)	1
Capital asset additions
Property, plant and equipment, excluding right-of-use assets	(92)	(93)	(63)
Intangible assets	(12)	(8)	(11)
Total	(104)	(101)	(74)
Change in associated non-cash investing working capital	(1)	2	14
Cash payments for capital assets and software	$ (105)	$ (99)	$ (60)